Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investments in U.S. Treasury notes - amortized cost	$ 20,608,824	$ 21,617,368
Cash denominated in foreign currencies, cost	8,462,150	6,909,914
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	117,144,589	127,102,393
Cash denominated in foreign currencies , cost	$ 0	$ 162,735
Managing Owner Interest [Member]
Units outstanding	3,477.855	3,271.911
Series 1 Unitholders [Member]
Units outstanding	88,422.039	110,008.795
Series 3 Unitholders [Member]
Units outstanding	19,430.353	19,251.321
Series 4 Unitholders [Member]
Units outstanding	4,104.713	3,619.144
Series 5 Unitholders [Member]
Units outstanding	2,759.746	584.994